Fee and commission income (Details 2) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Ordinary income expected to be recognized on the contracts	$ 2,583	$ 2,793
Due within 1 year
Ordinary income expected to be recognized on the contracts	1,462	1,655
1 to 2 years
Ordinary income expected to be recognized on the contracts	95	377
More than 2 years
Ordinary income expected to be recognized on the contracts	$ 1,026	$ 761